Income Tax: (Details Text) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Details Text [Abstract]
Income tax expense recorded by the Company	$ 19.1	$ 15.8